Maturity [Member] Average Annual Total Returns		12 Months Ended	54 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
ICE 2031 Maturity US Treasury Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.03%	(1.15%)
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.13%)
iShares iBonds Dec 2031 Term Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.96%	(1.21%)
Performance Inception Date			Jul. 13, 2021
iShares iBonds Dec 2031 Term Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	(2.46%)
iShares iBonds Dec 2031 Term Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	(1.45%)

[1]	The ICE 2031 Maturity US Treasury Index (Spliced) reflects the performance of the 4 PM pricing variant of the ICE 2031 Maturity US Treasury Index through November 30, 2023 and the standard pricing variant of the ICE 2031 Maturity US Treasury Index, which now utilizes pricing as of 4 PM, thereafter.